Accounts Receivable, Net - Schedule of Allowance for Expected Credit Losses (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Expected Credit Losses [Abstract]
Beginning balance	$ 1,031,585	$ 669,974	$ 259,690
Addition	23,283	408,569	907,021
Write-off		(46,958)	(496,737)
Ending balance	$ 1,054,868	$ 1,031,585	$ 669,974